JPMorgan SmartRetirement Blend Income Fund Expense Example - I Shares [Member] - JPMorgan SmartRetirement Blend Income Fund - Class I	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	$ 888